Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share
Schedule of earnings per share

(in thousands of Russian Roubles, except number of shares and per share amounts)

	For the three months ended		For the six months ended
	June,		June,
	2020	2019	2020	2019
Net income attributable to owners of the Company	219,285	241,302	582,748	450,693
Weighted average number of ordinary shares outstanding (Note 17)	50,188,620	50,000,000	50,094,310	50,000,000
Effects of dilution from:
Share options (weighted average)	1,505,684	795,758	1,531,602	400,077
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,694,304	50,795,758	51,625,912	50,400,077

Earnings per share (in Russian Roubles per share)
Basic	4.37	4.83	11.63	9.01
Diluted	4.24	4.75	11.29	8.94